Stock Option and Incentive Plan - Summary of Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Share Options, Outstanding, Beginning Balance	12,138
Number of Share Options, Granted	2,410
Number of Share Options, Exercised	(4,395)
Number of Share Options, Forfeited	(590)
Number of Share Options, Outstanding, Ending Balance	9,563
Number of Share Options, Exercisable	3,182
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 30.38
Weighted Average Exercise Price, Granted	$ 41.98
Weighted Average Exercise Price, Exercised	$ 29.15
Weighted Average Exercise Price, Forfeited	$ 32.70
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 33.72
Weighted Average Exercise Price, Exercisable	$ 30.35